Other income - Additional information (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Other income
Initial payment from depositary	$ 4,690,000	¥ 30,995,000
Arrangement period for amortization			5 years
Paycheck Protection Program | Subsidiaries
Other income
Subsidy amount received				$ 1,320,000	¥ 8,548,000